Financial Instruments - Summary of Currency Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (196,864)	$ (215,449)
Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	38,960	39,496
Between INR and AED [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	80,388	82,449
Trades and other receivables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	4,105	2,629
Trades and other receivables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	40,281	41,381
Trades and other receivables [Member] | Between INR and AED [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	80,388	82,449
Trades and other payables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(201,045)	(218,083)
Trades and other payables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(1,341)	(1,923)
Cash and cash equivalents [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	76	5
Cash and cash equivalents [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 20	$ 38